Consolidated Statements of Comprehensive Income (Parenthetical 1)	12 Months Ended
Jun. 30, 2015 shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Number of ordinary shares each American depositary shares represented	2